Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000220929 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
C000220929 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
C000220929 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
C000220929 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000220929 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000220929 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
C000220929 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[1]
C000220929 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[1]
C000220929 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%	[1]
C000220929 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%	[1]
C000220929 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000220929 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(22.00%)
C000220929 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000220929 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000220931 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[2]
C000220931 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
C000220931 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[2]
C000220931 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
C000220931 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[2]
C000220931 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[2]
C000220931 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[2]
C000220931 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[2]
C000220931 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%	[2]
C000220931 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%	[2]
C000220931 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000220931 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(22.00%)
C000220931 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000220931 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000220930 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[3]
C000220930 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[3]
C000220930 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000220930 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3]
C000220930 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000220930 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[3]
C000220930 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[3]
C000220930 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[3]
C000220930 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%	[3]
C000220930 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%	[3]
C000220930 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000220930 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(22.00%)
C000220930 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000220930 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000220934 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[4]
C000220934 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[4]
C000220934 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[4]
C000220934 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[4]
C000220934 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[4]
C000220934 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[4]
C000220934 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%	[4]
C000220934 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.40%	[4]
C000220934 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[4]
C000220934 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000220934 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(27.90%)
C000220934 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000220934 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000220932 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[5]
C000220932 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000220932 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[5]
C000220932 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[5]
C000220932 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[5]
C000220932 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[5]
C000220932 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%	[5]
C000220932 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.40%	[5]
C000220932 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[5]
C000220932 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000220932 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(27.90%)
C000220932 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000220932 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000220933 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[6]
C000220933 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[6]
C000220933 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[6]
C000220933 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[6]
C000220933 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[6]
C000220933 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[6]
C000220933 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%	[6]
C000220933 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.40%	[6]
C000220933 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[6]
C000220933 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000220933 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(27.90%)
C000220933 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000220933 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000220940 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[7]
C000220940 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[7]
C000220940 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[7]
C000220940 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[7]
C000220940 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[7]
C000220940 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[7]
C000220940 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[7]
C000220940 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[7]
C000220940 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%	[7]
C000220940 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.90%	[7]
C000220940 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000220940 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.70%)
C000220940 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000220940 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000220939 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[8]
C000220939 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[8]
C000220939 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[8]
C000220939 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[8]
C000220939 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[8]
C000220939 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[8]
C000220939 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[8]
C000220939 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[8]
C000220939 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%	[8]
C000220939 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.90%	[8]
C000220939 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000220939 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.70%)
C000220939 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000220939 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000220938 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[9]
C000220938 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[9]
C000220938 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[9]
C000220938 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[9]
C000220938 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[9]
C000220938 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[9]
C000220938 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[9]
C000220938 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[9]
C000220938 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%	[9]
C000220938 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.90%	[9]
C000220938 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000220938 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.70%)
C000220938 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000220938 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000220941 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[10]
C000220941 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[10]
C000220941 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[10]
C000220941 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[10]
C000220941 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[10]
C000220941 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[10]
C000220941 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[10]
C000220941 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[10]
C000220941 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%	[10]
C000220941 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%	[10]
C000220941 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.00%
C000220941 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(37.30%)
C000220941 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000220941 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000220942 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[11]
C000220942 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[11]
C000220942 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[11]
C000220942 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[11]
C000220942 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[11]
C000220942 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[11]
C000220942 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[11]
C000220942 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[11]
C000220942 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%	[11]
C000220942 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%	[11]
C000220942 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.00%
C000220942 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(37.30%)
C000220942 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000220942 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000220943 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[12]
C000220943 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[12]
C000220943 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[12]
C000220943 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[12]
C000220943 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[12]
C000220943 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[12]
C000220943 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[12]
C000220943 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[12]
C000220943 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%	[12]
C000220943 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%	[12]
C000220943 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.00%
C000220943 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(37.30%)
C000220943 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000220943 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000220945 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[13]
C000220945 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[13]
C000220945 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[13]
C000220945 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[13]
C000220945 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[13]
C000220945 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[13]
C000220945 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[13]
C000220945 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[13]
C000220945 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%	[13]
C000220945 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%	[13]
C000220945 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.20%
C000220945 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.10%)
C000220945 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000220945 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000220946 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[14]
C000220946 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[14]
C000220946 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[14]
C000220946 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[14]
C000220946 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[14]
C000220946 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[14]
C000220946 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[14]
C000220946 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[14]
C000220946 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%	[14]
C000220946 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%	[14]
C000220946 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.20%
C000220946 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.10%)
C000220946 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000220946 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000220944 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[15]
C000220944 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[15]
C000220944 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[15]
C000220944 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[15]
C000220944 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[15]
C000220944 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[15]
C000220944 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[15]
C000220944 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[15]
C000220944 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%	[15]
C000220944 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%	[15]
C000220944 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.20%
C000220944 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.10%)
C000220944 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000220944 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000220948 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[16]
C000220948 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[16]
C000220948 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[16]
C000220948 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[16]
C000220948 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[16]
C000220948 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[16]
C000220948 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[16]
C000220948 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[16]
C000220948 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.40%	[16]
C000220948 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[16]
C000220948 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.60%
C000220948 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(30.00%)
C000220948 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000220948 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000220947 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[17]
C000220947 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[17]
C000220947 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[17]
C000220947 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[17]
C000220947 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[17]
C000220947 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[17]
C000220947 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[17]
C000220947 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[17]
C000220947 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.40%	[17]
C000220947 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[17]
C000220947 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.60%
C000220947 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(30.00%)
C000220947 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000220947 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000220949 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[18]
C000220949 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[18]
C000220949 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[18]
C000220949 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[18]
C000220949 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[18]
C000220949 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[18]
C000220949 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[18]
C000220949 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[18]
C000220949 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.40%	[18]
C000220949 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[18]
C000220949 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.60%
C000220949 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(30.00%)
C000220949 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000220949 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000220952 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[19]
C000220952 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[19]
C000220952 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[19]
C000220952 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[19]
C000220952 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[19]
C000220952 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[19]
C000220952 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%	[19]
C000220952 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[19]
C000220952 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.90%	[19]
C000220952 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[19]
C000220952 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000220952 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(34.20%)
C000220952 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000220952 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000220950 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[20]
C000220950 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[20]
C000220950 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[20]
C000220950 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[20]
C000220950 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[20]
C000220950 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[20]
C000220950 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%	[20]
C000220950 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[20]
C000220950 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.90%	[20]
C000220950 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[20]
C000220950 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000220950 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(34.20%)
C000220950 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000220950 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000220951 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[21]
C000220951 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[21]
C000220951 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[21]
C000220951 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[21]
C000220951 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[21]
C000220951 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[21]
C000220951 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%	[21]
C000220951 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[21]
C000220951 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.90%	[21]
C000220951 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[21]
C000220951 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000220951 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(34.20%)
C000220951 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000220951 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000220955 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[22]
C000220955 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[22]
C000220955 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[22]
C000220955 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[22]
C000220955 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[22]
C000220955 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[22]
C000220955 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%	[22]
C000220955 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[22]
C000220955 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.90%	[22]
C000220955 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[22]
C000220955 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000220955 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(28.50%)
C000220955 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220955 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000220953 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[23]
C000220953 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[23]
C000220953 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[23]
C000220953 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[23]
C000220953 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[23]
C000220953 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[23]
C000220953 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%	[23]
C000220953 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[23]
C000220953 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.90%	[23]
C000220953 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[23]
C000220953 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000220953 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(28.50%)
C000220953 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220953 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000220954 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[24]
C000220954 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[24]
C000220954 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[24]
C000220954 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[24]
C000220954 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[24]
C000220954 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[24]
C000220954 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%	[24]
C000220954 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[24]
C000220954 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.90%	[24]
C000220954 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[24]
C000220954 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000220954 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(28.50%)
C000220954 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220954 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000220957 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[25]
C000220957 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[25]
C000220957 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[25]
C000220957 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[25]
C000220957 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[25]
C000220957 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[25]
C000220957 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%	[25]
C000220957 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[25]
C000220957 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.30%	[25]
C000220957 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[25]
C000220957 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000220957 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(39.40%)
C000220957 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000220957 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000220958 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[26]
C000220958 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[26]
C000220958 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[26]
C000220958 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[26]
C000220958 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[26]
C000220958 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[26]
C000220958 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%	[26]
C000220958 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[26]
C000220958 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.30%	[26]
C000220958 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[26]
C000220958 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000220958 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(39.40%)
C000220958 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000220958 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000220956 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[27]
C000220956 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[27]
C000220956 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[27]
C000220956 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[27]
C000220956 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[27]
C000220956 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[27]
C000220956 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%	[27]
C000220956 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[27]
C000220956 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.30%	[27]
C000220956 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[27]
C000220956 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000220956 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(39.40%)
C000220956 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000220956 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000244506 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[28],[29]
C000244506 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	57.50%	[28],[29],[30]
C000244506 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[28],[29]
C000244506 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[28],[29]
C000244506 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%	[28],[29]
C000244506 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[28],[29]
C000244506 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[28],[29]
C000244506 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[28],[29]
C000244506 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[28],[29]
C000244506 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[28],[29]
C000244506 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.60%	[28]
C000244506 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[28]
C000244506 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[28]
C000244506 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments		[28],[31]
C000244506 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[28]
C000244506 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.80%	[28]
C000244506 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[28]
C000244506 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[28]
C000244506 [Member] | Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[28]
C000244506 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[28]
C000244506 [Member] | Capital Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[28]
C000244507 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[32],[33]
C000244507 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	57.50%	[32],[33],[34]
C000244507 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[32],[33]
C000244507 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[32],[33]
C000244507 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%	[32],[33]
C000244507 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[32],[33]
C000244507 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[32],[33]
C000244507 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[32],[33]
C000244507 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[32],[33]
C000244507 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[32],[33]
C000244507 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.60%	[32]
C000244507 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[32]
C000244507 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[32]
C000244507 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments		[32],[35]
C000244507 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[32]
C000244507 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.80%	[32]
C000244507 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[32]
C000244507 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[32]
C000244507 [Member] | Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[32]
C000244507 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[32]
C000244507 [Member] | Capital Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[32]
C000251819 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[36]
C000251819 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[36]
C000251819 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[36]
C000251819 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[36]
C000251819 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[36]
C000251819 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[36]
C000251819 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%	[36]
C000251819 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.00%	[36]
C000251819 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[36]
C000251819 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000251819 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(36.80%)
C000251819 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000251819 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000251818 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[37]
C000251818 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[37]
C000251818 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[37]
C000251818 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[37]
C000251818 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[37]
C000251818 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[37]
C000251818 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%	[37]
C000251818 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.00%	[37]
C000251818 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[37]
C000251818 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000251818 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(36.80%)
C000251818 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000251818 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000251817 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[38]
C000251817 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[38]
C000251817 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[38]
C000251817 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[38]
C000251817 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[38]
C000251817 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[38]
C000251817 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%	[38]
C000251817 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.00%	[38]
C000251817 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[38]
C000251817 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000251817 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(36.80%)
C000251817 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000251817 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%

[1]	Excludes short-term securities.
[2]	Excludes short-term securities.
[3]	Excludes short-term securities.
[4]	Excludes short-term securities.
[5]	Excludes short-term securities.
[6]	Excludes short-term securities.
[7]	Excludes short-term securities.
[8]	Excludes short-term securities.
[9]	Excludes short-term securities.
[10]	Excludes short-term securities.
[11]	Excludes short-term securities.
[12]	Excludes short-term securities.
[13]	Excludes short-term securities.
[14]	Excludes short-term securities.
[15]	Excludes short-term securities.
[16]	Excludes short-term securities.
[17]	Excludes short-term securities.
[18]	Excludes short-term securities.
[19]	Excludes short-term securities.
[20]	Excludes short-term securities.
[21]	Excludes short-term securities.
[22]	Excludes short-term securities.
[23]	Excludes short-term securities.
[24]	Excludes short-term securities.
[25]	Excludes short-term securities.
[26]	Excludes short-term securities.
[27]	Excludes short-term securities.
[28]	Excludes short-term securities, short investments and options, if any.
[29]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[30]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
[31]	Rounds to less than 0.1%.
[32]	Excludes short-term securities, short investments and options, if any.
[33]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[34]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
[35]	Rounds to less than 0.1%.
[36]	Excludes short-term securities.
[37]	Excludes short-term securities.
[38]	Excludes short-term securities.